Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Components of Deposits [text block table]	in € m. Dec 31, 2022 Dec 31, 2021 Noninterest-bearing demand deposits 253,989 226,091 Interest-bearing deposits Demand deposits 131,726 167,807 Time deposits 158,851 122,478 Savings deposits 84,617 88,021 Total interest-bearing deposits 375,195 378,306 Total deposits 629,183 604,396